Common stock and Stock-Based Compensation - Summary Of Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Number of options outstanding, Beginning Balance	16,437,980	1,325,844
Number of options outstanding, Granted	21,329,457	15,141,280
Number of options outstanding, Exercised	(65,646)	(1,000)
Number of options outstanding, Expired	(5,500)	(8,601)
Number of options outstanding, Forfeited	(1,333,107)	(19,543)
Number Of Options Outstanding, Ending Balance	36,363,184	16,437,980	1,325,844
Number of options outstanding, Vested/expected to vest	35,560,434
Number of options outstanding, Exercisable options	9,614,865
Weighted Average Exercise Price, Beginning Balance	$ 1.12	$ 9.1
Weighted Average Exercise Price, Granted	0.92	0.44
Weighted Average Exercise Price, Exercised	1.49	0.8
Weighted Average Exercise Price, Expired	0.74	0.8
Weighted Average Exercise Price, Forfeited	1.54	15.53
Weighted Average Exercise Price, Ending Balance	$ 0.99	$ 1.12	$ 9.1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term, Beginning Balance	9 years 2 months 12 days	9 years 3 months 18 days	5 years 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value,Beginning Balance	$ 13,907,000	$ 925,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value, Ending Balance	$ 22,845	$ 13,907,000	$ 925,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.99
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 1.58
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	9 years 1 month 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	8 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 22,492
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 7,066